Business segment information	6 Months Ended
Jun. 27, 2026
Business segment information
Business segment information
2.	Business segment information

The Group’s operating structure is organised around four global business units (Sports Medicine, ENT, Advanced Wound Management and Orthopaedics) and the chief operating decision maker monitors performance, makes operating decisions and allocates resources on a global business unit basis. Business unit presidents have responsibility for upstream marketing, driving product portfolio and technology acquisition decisions, full commercial responsibility and for the implementation of their business unit strategy globally. Accordingly, the Group consists of four operating segments.

The Group has concluded that Sports Medicine and ENT meet the aggregation criteria and therefore, these operating segments have been aggregated into a single operating segment. In applying the aggregation criteria prescribed by IFRS 8 Operating Segments, management made certain judgements pertaining to the economic indicators relating to these operating segments including those relating to the similarities in the expected long-term market growth rates, the geographic and operational risks and the competitive landscape that these segments operate in. Accordingly, as described in Note 2 to the most recent annual report, the Group has concluded that there are three operating segments which are also reportable segments.

Segment revenue reconciles to statutory revenue from continuing operations as follows:

	27 June	28 June
	2026	2025
	$m	$m
Reportable segment revenue
Sports Medicine & ENT	1,017	923
Advanced Wound Management	867	845
Orthopaedics	1,213	1,193
Revenue from external customers	3,097	2,961

2a.Disaggregation of revenue

The following table shows the disaggregation of Group revenue by product by business unit:

	27 June	28 June
Revenue by product from continuing operations	2026	2025
	$m	$m
Sports Medicine Joint Repair	574	509
Arthroscopic Enabling Technologies	340	307
ENT (Ear, Nose and Throat)	103	107
Sports Medicine & ENT	1,017	923
Advanced Wound Care	398	366
Advanced Wound Bioactives	263	285
Advanced Wound Devices	206	194
Advanced Wound Management	867	845
Knee Implants	492	501
Hip Implants	326	313
Other Reconstruction	68	64
Trauma & Extremities	327	315
Orthopaedics	1,213	1,193
Total	3,097	2,961

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management business unit are sold to wholesalers and intermediaries, while products in the other business units are sold directly to hospitals, ambulatory surgery centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives, products are in general sold direct to hospitals and ambulatory surgery centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

	27 June 2026			28 June 2025
	Established MarketsE	Emerging Markets	Total	Established MarketsE	Emerging Markets	Total
	$m	$m	$m	$m	$m	$m
Orthopaedics, Sports Medicine & ENT	1,810	420	2,230	1,752	364	2,116
Advanced Wound Management	739	128	867	731	114	845
Total	2,549	548	3,097	2,483	478	2,961
E	Established Markets comprises US, Australia, Canada, Europe, Japan and New Zealand.

Sales are attributed to the country of destination. US revenue for the half year was $1,591m (H1 2025: $1,586m) and UK revenue for the half year was $115m (H1 2025: $114m).

No individual customer comprises more than 10% of the Group’s external sales.

2b.Trading profit by business segment

The segment profit measure presented to the ExCo is the segment trading profit. The Group has identified the following items as those to be excluded from operating profit when arriving at segment trading profit: corporate costs; acquisition and disposal-related items; significant restructuring programmes; amortisation and impairment of acquisition intangibles; gains and losses arising from legal disputes; and other significant items.

Segment trading profit is reconciled to the statutory measure below:

	27 June	28 June
	2026	2025
	$m	$m
Segment profit
Sports Medicine & ENT	251	213
Advanced Wound Management	191	187
Orthopaedics	158	151
Segment trading profit	600	551
Corporate costs[1]	(34)	(28)
Acquisition and disposal related items	(21)	(9)
Restructuring and rationalisation expenses	(23)	(8)
Amortisation and impairment of acquisition intangibles	(87)	(83)
Legal and other	13	6
Operating profit	448	429
Interest income	10	15
Interest expense	(65)	(69)
Other finance costs	(18)	(12)
Share of results of associates	5	(1)
Profit before taxation	380	362
1	Corporate costs include centralised infrastructure costs such as compliance and group functions.

Depreciation and amortisation included in segment profit is presented below:

	27 June	28 June
	2026	2025
	$m	$m
Depreciation and amortisation
Sports Medicine & ENT	55	51
Advanced Wound Management	37	34
Orthopaedics	115	112

Acquisition and disposal related items

For the half year ended 27 June 2026, the charge included integration costs relating to the acquisition of Integrity Orthopaedics and prior year acquisitions.

For the half year ended 28 June 2025, the charge included costs of integration for prior year acquisitions.

Restructuring and rationalisation costs

For the half year ended 27 June 2026, these costs primarily relate to the efficiency and productivity elements of the 12-Point Plan and the Operations and Commercial Excellence programme. These costs primarily consist of severance, integration and dual running costs.

For the half year ended 28 June 2025, these costs primarily relate to the efficiency and productivity elements of the 12-Point Plan and the Operations and Commercial Excellence programme. These costs primarily consist of severance, integration and dual running costs, partially offset by gains on disposal of property, plant and equipment.

Amortisation and impairment of acquisition intangibles

For both the half years ended 27 June 2026 and 28 June 2025, charges relate to the amortisation and impairment of intangible assets acquired in material business combinations.

Legal and other

For the half year ended 27 June 2026, charges relate to legal expenses for ongoing metal-on-metal hip claims. These expenses were offset by a release of $21m in the provision that reflects the decrease in the present value of the estimated costs to resolve all other known and anticipated metal-on-metal hip claims.

For the half year ended 28 June 2025, charges relate to legal expenses for ongoing metal-on-metal hip claims. These expenses were offset by a release of $11m in the provision that reflects the decrease in the present value of the estimated costs to resolve all other known and anticipated metal-on-metal hip claims.